DERIVATIVE WARRANT LIABILITIES (Details)	6 Months Ended		9 Months Ended
	Jan. 11, 2021 D $ / shares	Dec. 31, 2020 D $ / shares	Sep. 30, 2021 D $ / shares
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50
Period of time within which registration statement is expected to become effective	60 days	60 days	60 days
Public Warrants exercisable term after the completion of a business combination	30 days	30 days	30 days
Warrants And Rights Outstanding Exercisable Term From Closing Of Public Offering	12 months	12 months	12 months
Warrants expiration term	5 years	5 years	5 years
Threshold issue price per share	$ 9.20	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%	60.00%
Threshold trading days determining volume weighted average price	10 days	10 days	10 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%	180.00%
Share price trigger used to measure dilution of warrant	$ 18.00
Minimum threshold written notice period for redemption of public warrants	30 days	30 days	30 days
Number of trading days on which fair market value of shares is reported | D	10	10	10
Multiplier used in calculating warrant exercise price	0.361	0.361	0.361
Maximum
Class of Warrant or Right [Line Items]
Period For Filling Registration Statement After Business Combination	15 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights	$ 0.01	$ 0.01	$ 0.01
Share price trigger used to measure dilution of warrant	18.00	18.00	18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30	30
Redemption period	30 days	30 days	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Class Of Warrant Or Right, Redemption Price Of Warrants Or Rights	$ 0.10	$ 0.10	$ 0.10
Share price trigger used to measure dilution of warrant	10.00	10.00	10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days	30 days
Threshold trading days for redemption of public warrants | D	20	20	20
Threshold consecutive trading days for redemption of public warrants | D	30	30	30